Intangibles, Net (Details Textual) - USD ($)		6 Months Ended	12 Months Ended
	Oct. 01, 2015	Jun. 30, 2017	Dec. 31, 2016
Intangibles, Net (Textual)
Purchase price	$ 50,000		$ 500,000
FAA licenses [Member]
Intangibles, Net (Textual)
Purchase price		$ 50,000	$ 50,000